Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS	NOTE 10 – RELATED PARTY TRANSACTIONS At September 30, 2015 and December 31, 2014 respectively, Omagine’s accounts payable included $16,108 and $13,603 due to its officers and directors.	NOTE 10 – RELATED PARTY TRANSACTIONS At December 31, 2014 and December 31, 2013 respectively, Omagine’s accounts payable included $13,603 and $7,499 due to its officers and directors.